Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31, 2021
	Cost $	Accumulated amortization $	Net book value $
Acquired technology	187,874	57,016	130,858
Acquired customer relationships	8,435	3,802	4,633
Other intangible assets	4,351	1,549	2,802
Software development costs	27,520	27,317	203
Purchased software	6,973	6,973	—
	235,153	96,657	138,496

	December 31, 2020
	Cost $	Accumulated amortization $	Net book value $
Acquired technology	161,643	36,953	124,690
Acquired customer relationships	8,435	2,677	5,758
Other intangible assets	4,351	1,123	3,228
Software development costs	27,520	25,720	1,800
Purchased software	6,973	6,773	200
	208,922	73,246	135,676

Classification of Amortization Expense Related to Intangible Assets
The following table illustrates the classification of amortization expense related to intangible assets in the consolidated statements of operations and comprehensive income:

	Years ended
	December 31, 2021 $	December 31, 2020 $
Cost of revenues	21,518	28,885
Sales and marketing	2,195	2,184
Research and development	243	273
General and administrative	524	526
	24,480	31,868

Estimated Future Amortization Expense Related to Intangible Assets
Estimated future amortization expense related to intangible assets, as at December 31, 2021 is as follows:

Fiscal Year	Amount $
2022	27,188
2023	26,816
2024	22,820
2025	16,186
2026	16,186
Thereafter	29,300
Total	138,496